iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .0%
B3 SA - Brasil Bolsa Balcao .................. 10,186,074 $ 33,317,188
Banco Bradesco SA ....................... 3,160,905 9,712,269
Banco BTG Pactual SA ..................... 1,151,116 12,265,214
Cia Paranaense de Energia - Copel ............ 7,140,699 20,610,080
Energisa SA ............................ 650,980 6,194,218
Engie Brasil Energia SA .................... 2,852,468 18,716,573
Motiva Infraestrutura de Mobilidade SA .......... 9,369,227 26,206,459
NU Holdings Ltd. , Class A
(a)
.................. 1,156,146 15,180,197
Petroleo Brasileiro SA - Petrobras
(a)
............ 3,826,232 35,444,157
Raia Drogasil SA ......................... 1,614,498 5,981,697
Vibra Energia SA ......................... 2,813,495 16,592,456
XP, Inc. , Class A ......................... 613,305 10,223,794
210,444,302
a
Chile  —  0 .3%
Enel Chile SA ........................... 280,372,465 24,350,357
a
China  —  20 .5%
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 196,000 8,630,924
Agricultural Bank of China Ltd. , Class H .......... 15,238,000 11,223,098
Alibaba Group Holding Ltd. .................. 8,249,568 127,902,568
Alibaba Health Information Technology Ltd.
(a) (b)
..... 11,520,000 5,327,546
Baidu, Inc. , Class A
(a)
...................... 1,394,012 23,571,775
Bank of China Ltd. , Class H .................. 23,325,000 15,505,352
Beijing Kingsoft Office Software, Inc. , Class A ...... 174,387 6,163,059
BeOne Medicines Ltd. , Class H
(a)
.............. 386,500 8,695,962
Bilibili, Inc. , Class Z
(a)
...................... 280,060 4,856,628
Bosideng International Holdings Ltd. ............ 30,562,000 16,584,853
BYD Co. Ltd. , Class H ..................... 2,923,900 34,036,159
China CITIC Bank Corp. Ltd. , Class H ........... 15,415,000 14,341,555
China Construction Bank Corp. , Class A ......... 6,128,000 9,024,525
China Construction Bank Corp. , Class H ......... 66,797,000 72,375,425
China Life Insurance Co. Ltd. , Class H .......... 3,537,000 13,048,384
China Mengniu Dairy Co. Ltd. ................ 3,436,000 7,439,459
China Merchants Bank Co. Ltd. , Class A ......... 3,388,710 19,046,320
China Merchants Bank Co. Ltd. , Class H ......... 3,020,000 18,168,458
China Minsheng Banking Corp. Ltd. , Class A ...... 17,421,400 9,141,645
China Minsheng Banking Corp. Ltd. , Class H ...... 20,709,023 8,875,512
China Pacific Insurance Group Co. Ltd. , Class A .... 777,300 3,697,905
China Pacific Insurance Group Co. Ltd. , Class H .... 2,204,600 8,849,674
CITIC Ltd. .............................. 3,487,000 5,848,526
CMOC Group Ltd. , Class A .................. 2,051,400 5,628,186
CMOC Group Ltd. , Class H .................. 7,509,000 17,525,475
Contemporary Amperex Technology Co. Ltd. , Class A 277,785 17,427,449
Contemporary Amperex Technology Co. Ltd. , Class H 127,300 12,029,134
ENN Energy Holdings Ltd. ................... 1,854,800 13,004,540
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,166,800 6,196,989
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,313,000 14,192,548
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 738,400 6,066,829
GDS Holdings Ltd. , Class A
(a)
................. 1,596,300 7,032,291
Geely Automobile Holdings Ltd. ............... 4,275,000 10,266,240
Genscript Biotech Corp.
(a)
................... 3,056,000 5,324,691
Guotai Haitong Securities Co. Ltd. ............. 2,586,100 5,883,407
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 5,077,200 8,473,982
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 2,270,000 9,090,627
Hua Hong Semiconductor Ltd. , Class H
(a) (c)
........ 664,000 13,684,060
Huatai Securities Co. Ltd. , Class A ............. 4,859,002 13,061,559
Huatai Securities Co. Ltd. , Class H
(c)
............ 3,028,800 6,134,304
Industrial & Commercial Bank of China Ltd. , Class H . 46,437,000 39,325,417
Industrial Bank Co. Ltd. , Class A ............... 5,662,300 15,483,800
Innovent Biologics, Inc.
(a) (c)
................... 1,695,000 17,998,091
JD Health International, Inc.
(a) (c)
............... 1,117,100 5,447,680
Security Shares Value
a
China (continued)
JD.com, Inc. , Class A ...................... 1,056,228 $ 15,226,340
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 738,400 5,479,323
Kanzhun Ltd. , ADR ....................... 467,932 6,349,837
Kingdee International Software Group Co. Ltd.
(a)
.... 3,947,000 3,685,434
Kingsoft Corp. Ltd. ........................ 1,504,400 4,080,716
Kuaishou Technology , Class B
(c)
............... 1,050,600 6,123,541
Lenovo Group Ltd. ........................ 20,098,000 61,591,542
Li Auto, Inc. , Class A
(a) (b)
.................... 2,125,828 15,851,692
Lingyi iTech Guangdong Co. , Class A ........... 3,475,200 7,475,563
Luxshare Precision Industry Co. Ltd. , Class A ...... 1,113,600 12,073,648
Meituan , Class B
(a) (c)
....................... 2,834,630 27,548,577
NetEase, Inc. ........................... 1,421,970 34,864,513
New Oriental Education & Technology Group, Inc. ... 1,716,600 7,906,446
NIO, Inc. , Class A
(a)
....................... 1,676,119 9,444,333
Orient Securities Co. Ltd. , Class A ............. 4,886,805 6,725,789
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 3,538,100 3,577,202
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 12,337,000 8,153,609
PetroChina Co. Ltd. , Class H ................. 6,508,000 9,047,050
PICC Property & Casualty Co. Ltd. , Class H ....... 5,022,000 9,320,748
Ping An Insurance Group Co. of China Ltd. , Class A . 910,100 7,197,849
Ping An Insurance Group Co. of China Ltd. , Class H . 6,177,500 47,314,309
Pop Mart International Group Ltd.
(b) (c)
............ 500,000 11,020,068
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 12,239,000 7,836,286
Seres Group Co. Ltd. , Class A ................ 1,017,492 12,249,195
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,480,900 6,713,628
Shenzhen Inovance Technology Co. Ltd. , Class A ... 934,400 10,224,908
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 257,000 5,767,892
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 97,700 5,753,776
Sino Biopharmaceutical Ltd. ................. 6,930,151 4,416,550
Sinotruk Hong Kong Ltd. .................... 1,769,000 8,410,370
Sungrow Power Supply Co. Ltd. , Class A ......... 812,253 21,379,003
Sunny Optical Technology Group Co. Ltd. ........ 1,141,123 12,222,141
TAL Education Group , ADR
(a)
................. 376,238 3,653,271
Tencent Holdings Ltd. ...................... 3,098,500 168,346,375
Tongcheng Travel Holdings Ltd. ............... 4,624,400 8,354,208
Trip.com Group Ltd.
(a)
...................... 117,271 5,525,223
Vipshop Holdings Ltd. , ADR .................. 392,821 5,585,915
WuXi AppTec Co. Ltd. , Class A ................ 1,382,900 20,762,773
Wuxi Biologics Cayman, Inc.
(a) (c)
............... 4,725,000 20,209,236
Xiaomi Corp. , Class B
(a) (c)
................... 9,008,800 32,264,744
XPeng, Inc. , Class A
(a)
..................... 1,784,896 14,518,258
Yadea Group Holdings Ltd.
(c)
................. 6,494,000 9,338,818
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 316,000 9,111,236
Yum China Holdings, Inc. ................... 230,714 10,075,394
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (c)
. 1,024,100 5,143,487
1,429,553,427
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 319,924 6,595,029
a
Czech Republic  —  0 .3%
Moneta Money Bank A.S.
(c)
.................. 2,152,063 19,183,333
a
Greece  —  0 .6%
Allwyn AG .............................. 290,950 4,278,714
Eurobank SA ............................ 2,659,814 12,388,526
Piraeus Bank SA
(a)
........................ 2,097,942 22,259,020
38,926,260
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC ............... 751,032 $ 9,539,077
a
India  —  9 .9%
Asian Paints Ltd. ......................... 959,210 26,986,415
AU Small Finance Bank Ltd.
(c)
................ 1,306,493 13,536,998
Axis Bank Ltd. ........................... 1,889,927 25,597,551
Bajaj Finance Ltd. ........................ 3,585,483 34,284,898
Dabur India Ltd. .......................... 3,677,366 17,163,622
Eicher Motors Ltd. ........................ 149,909 11,319,692
Eternal Ltd.
(a)
............................ 2,691,917 7,094,519
GMR Airports Ltd.
(a)
....................... 11,292,250 11,927,255
HCL Technologies Ltd. ..................... 1,401,027 17,503,680
HDFC Bank Ltd. ......................... 7,740,260 60,675,766
HDFC Life Insurance Co. Ltd.
(c)
............... 1,344,926 8,419,810
Hindalco Industries Ltd. .................... 722,027 8,561,151
Hindustan Unilever Ltd. ..................... 1,002,824 22,721,525
ICICI Bank Ltd. .......................... 2,161,941 28,579,229
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 510,176 9,622,073
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 1,866,496 9,897,636
IDFC First Bank Ltd. ....................... 13,516,177 10,139,380
Info Edge India Ltd. ....................... 979,161 10,249,742
Infosys Ltd. ............................. 1,763,041 21,586,502
Kotak Mahindra Bank Ltd. ................... 6,274,860 25,368,963
Lodha Developers Ltd.
(c)
.................... 871,664 8,603,347
Mahindra & Mahindra Ltd. ................... 761,164 24,386,572
Mahindra & Mahindra Ltd. , GDR ............... 269,585 8,680,637
Marico Ltd. ............................. 3,033,302 26,223,977
Mphasis Ltd. ............................ 258,185 6,182,790
Oberoi Realty Ltd. ........................ 519,821 9,338,089
Oracle Financial Services Software Ltd. .......... 111,414 11,704,243
Persistent Systems Ltd. .................... 221,760 12,141,251
PI Industries Ltd. ......................... 262,375 7,664,112
Pidilite Industries Ltd. ...................... 841,460 13,145,131
Punjab National Bank ...................... 5,977,252 6,671,447
Reliance Industries Ltd. .................... 2,169,835 30,165,016
SBI Cards & Payment Services Ltd. ............ 1,153,007 7,575,873
Shriram Finance Ltd. ...................... 2,279,156 22,719,072
State Bank of India ........................ 998,976 10,139,328
Sundaram Finance Ltd. ..................... 176,187 7,770,334
Supreme Industries Ltd. .................... 229,565 8,573,527
Swiggy Ltd.
(a)
........................... 4,335,415 11,748,749
Tata Consumer Products Ltd. ................. 753,550 9,347,193
Torrent Power Ltd. ........................ 36,087 539,268
Trent Ltd. .............................. 163,170 7,249,431
TVS Motor Co. Ltd. ....................... 267,167 9,434,511
United Spirits Ltd. ........................ 551,135 7,364,659
UPL Ltd. ............................... 2,631,414 17,854,339
Voltas Ltd. ............................. 1,204,240 15,785,244
Wipro Ltd. .............................. 3,436,603 7,420,882
689,665,429
a
Indonesia  —  0 .1%
Bank Mandiri Persero Tbk PT ................ 24,319,900 5,553,351
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 1,768,179,600 4,947,341
10,500,692
a
Malaysia  —  2 .0%
AMMB Holdings Bhd ...................... 8,159,500 13,328,911
CIMB Group Holdings Bhd .................. 14,616,000 27,560,888
Malayan Banking Bhd ...................... 10,343,800 27,759,023
Press Metal Aluminium Holdings Bhd ........... 13,227,200 29,990,433
SD Guthrie Bhd .......................... 8,610,500 12,617,151
Sunway Bhd ............................ 20,107,823 27,369,051
138,625,457
a
Security Shares Value
a
Mexico  —  1 .3%
America Movil SAB de CV , Series B ............ 5,724,344 $ 7,257,373
Cemex SAB de CV, CPO , NVS ............... 22,257,908 29,310,033
Grupo Aeroportuario del Sureste SAB de CV , Class B 180,146 5,340,684
Grupo Bimbo SAB de CV , Series A
(b)
............ 2,152,592 7,411,214
Grupo Financiero Banorte SAB de CV , Class O .... 2,299,598 23,980,177
Grupo Mexico SAB de CV , Series B ............ 918,039 11,397,515
Wal-Mart de Mexico SAB de CV ............... 1,497,261 4,525,378
89,222,374
a
Peru  —  0 .5%
Credicorp Ltd. ........................... 60,542 20,743,505
Southern Copper Corp. ..................... 56,866 10,878,466
31,621,971
a
Poland  —  1 .2%
Allegro.eu SA
(a) (b) (c)
........................ 3,101,593 29,696,476
Erste Bank Polska SA ...................... 49,015 8,292,715
KGHM Polska Miedz SA .................... 175,364 16,879,508
ORLEN SA ............................. 364,840 14,260,624
Zabka Group SA ......................... 2,018,513 14,212,579
83,341,902
a
Qatar  —  0 .4%
Qatar National Bank QPSC .................. 6,288,596 30,709,742
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 4,826 48
Polyus PJSC
(a) (d)
......................... 436,460 6
Rosneft Oil Co. PJSC
(a) (d)
.................... 759,129 107
Sberbank of Russia PJSC
(a) (d)
................. 10,004,860 1,409
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 124,025 18
1,588
a
Saudi Arabia  —  2 .0%
ACWA Power Co.
(a)
....................... 135,416 6,665,068
Al Rajhi Bank ........................... 3,135,276 55,443,270
Dr Sulaiman Al Habib Medical Services Group Co. .. 208,398 12,095,370
Etihad Etisalat Co. ........................ 1,273,857 21,589,646
Saudi Arabian Mining Co.
(a)
.................. 588,567 9,895,486
Saudi Telecom Co. ........................ 2,834,104 33,260,656
138,949,496
a
South Africa  —  3 .8%
Anglogold Ashanti PLC ..................... 311,865 29,836,564
Clicks Group Ltd. ......................... 568,914 8,228,978
Discovery Ltd. ........................... 450,365 7,730,780
Gold Fields Ltd. .......................... 898,283 35,425,919
Impala Platinum Holdings Ltd. ................ 441,022 6,284,767
MTN Group Ltd. .......................... 636,702 8,496,600
Naspers Ltd. , Class N ...................... 138,221 7,260,385
Nedbank Group Ltd. ....................... 1,347,427 21,551,431
NEPI Rockcastle N.V.
(a)
..................... 4,343,229 37,976,134
Sanlam Ltd. ............................ 4,040,818 21,371,604
Sasol Ltd.
(a)
............................. 499,814 6,228,859
Standard Bank Group Ltd. ................... 593,349 11,504,713
Valterra Platinum Ltd. ...................... 348,083 28,742,562
Vodacom Group Ltd. ...................... 3,684,285 34,588,881
265,228,177
a
South Korea  —  22 .0%
Doosan Co. Ltd. ......................... 11,261 14,776,026
Doosan Enerbility Co. Ltd.
(a)
.................. 314,861 22,083,882
Hana Financial Group, Inc. .................. 499,224 38,201,173
Hanwha Systems Co. Ltd.
(b)
.................. 132,202 9,211,155
HD Hyundai Electric Co. Ltd.
(b)
................ 34,690 24,294,577
HD Hyundai Heavy Industries Co. Ltd.
(b)
......... 21,048 9,726,099

iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
HYBE Co. Ltd.
(a)
......................... 48,790 $ 7,102,065
Hyundai Engineering & Construction Co. Ltd. ...... 49,889 4,872,938
Hyundai Motor Co. ........................ 35,935 17,193,046
Hyundai Rotem Co. Ltd. .................... 67,845 9,026,491
Kakao Corp.
(b)
........................... 314,426 8,749,906
KakaoBank Corp. ........................ 855,975 12,736,328
KB Financial Group, Inc. .................... 416,994 41,777,242
Korea Investment Holdings Co. Ltd. ............ 70,736 11,193,583
LG Chem Ltd. ........................... 37,131 9,046,010
LG Display Co. Ltd.
(a) (b)
..................... 1,315,431 14,079,788
LG Electronics, Inc. ....................... 782 152,470
LS Electric Co. Ltd. ....................... 42,471 6,844,714
NAVER Corp.
(b)
.......................... 146,790 22,750,729
POSCO Holdings, Inc. ..................... 51,389 14,475,097
Samsung C&T Corp. ...................... 88,239 25,446,685
Samsung Electro-Mechanics Co. Ltd. ........... 48,979 69,236,008
Samsung Electronics Co. Ltd. ................ 2,799,577 587,333,419
Samsung Fire & Marine Insurance Co. Ltd. ....... 26,485 9,994,857
Samsung Life Insurance Co. Ltd. .............. 49,618 12,819,408
Samsung SDI Co. Ltd.
(a)
.................... 64,883 29,635,536
Samsung SDS Co. Ltd. ..................... 77,696 15,460,616
Shinhan Financial Group Co. Ltd. .............. 636,329 39,581,103
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 7,435 442,134
SK hynix, Inc. ........................... 207,074 322,415,741
SK Innovation Co. Ltd.
(a)
.................... 221,648 17,538,475
SK Square Co. Ltd.
(a)
...................... 62,682 51,977,060
SK, Inc. ............................... 83,480 37,578,602
Woori Financial Group, Inc.
(b)
................. 1,036,863 20,505,781
1,538,258,744
a
Taiwan  —  27 .4%
Accton Technology Corp. ................... 267,000 20,429,329
Advantech Co. Ltd. ....................... 770,000 12,103,768
ASE Technology Holding Co. Ltd. .............. 2,632,000 50,285,250
Asia Vital Components Co. Ltd. ............... 318,000 26,815,795
ASPEED Technology, Inc. ................... 31,000 18,449,386
Cathay Financial Holding Co. Ltd. .............. 15,023,769 41,123,419
Chailease Holding Co. Ltd. .................. 940,560 3,227,660
Chroma ATE, Inc. ......................... 282,000 22,439,260
Chunghwa Telecom Co. Ltd. ................. 16,696,000 73,039,150
CTBC Financial Holding Co. Ltd. .............. 9,224,000 17,814,624
Delta Electronics, Inc. ...................... 1,341,000 102,889,929
E Ink Holdings, Inc. ....................... 1,159,000 8,144,993
E.Sun Financial Holding Co. Ltd. .............. 8,923,902 8,816,931
Elite Material Co. Ltd. ...................... 108,000 17,455,234
eMemory Technology, Inc. ................... 99,000 10,687,169
Eva Airways Corp. ........................ 6,879,000 7,898,019
Far EasTone Telecommunications Co. Ltd. ........ 8,159,000 24,687,344
First Financial Holding Co. Ltd. ................ 21,899,471 19,198,345
Fortune Electric Co. Ltd. .................... 284,200 7,879,306
Gold Circuit Electronics Ltd. .................. 297,000 12,398,892
Hon Hai Precision Industry Co. Ltd. ............. 4,839,000 44,295,220
King Slide Works Co. Ltd. ................... 85,000 13,584,898
Lite-On Technology Corp. ................... 1,239,000 9,151,875
Lotes Co. Ltd. ........................... 106,000 8,864,193
MediaTek, Inc. ........................... 836,000 113,655,483
PharmaEssentia Corp. ..................... 310,000 9,231,610
SinoPac Financial Holdings Co. Ltd. ............ 11,430,097 10,946,567
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 13,970,000 1,034,971,300
TS Financial Holding Co. Ltd. ................. 17,703,135 13,176,859
Unimicron Technology Corp. ................. 717,000 23,792,103
United Microelectronics Corp. ................ 12,619,000 56,810,088
Wistron Corp. ........................... 1,930,000 9,661,874
Wiwynn Corp. ........................... 52,000 8,888,294
Yuanta Financial Holding Co. Ltd. .............. 20,854,430 39,640,490
Security Shares Value
a
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ............. 818,000 $ 13,350,650
1,915,805,307
a
Thailand  —  0 .9%
Advanced Info Service PCL , NVDR ............. 877,000 9,499,233
Bangkok Dusit Medical Services PCL , NVDR
(b)
..... 7,834,900 4,378,169
Delta Electronics Thailand PCL , NVDR .......... 1,860,500 20,064,118
Kasikornbank PCL , NVDR ................... 1,646,600 10,169,507
PTT PCL , NVDR
(b)
........................ 16,144,200 17,982,094
Siam Cement PCL (The) , NVDR ............... 631,500 4,407,619
66,500,740
a
Turkey  —  0 .3%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 1,028,348 8,520,643
Haci Omer Sabanci Holding A.S. .............. 5,700,838 11,237,823
19,758,466
a
United Arab Emirates  —  1 .1%
Abu Dhabi Commercial Bank PJSC ............ 5,515,462 20,695,705
Abu Dhabi Islamic Bank PJSC ................ 2,119,295 11,872,927
Emaar Properties PJSC .................... 3,638,915 11,776,799
Emirates NBD Bank PJSC ................... 985,103 7,460,464
First Abu Dhabi Bank PJSC .................. 4,845,209 22,327,014
74,132,909
a
Total Common Stocks — 97.8%
(Cost: $ 4,032,480,353 ) ............................... 6,830,914,779
a
Preferred Stocks
Brazil  —  0 .2%
Banco Bradesco SA , Preference Shares , NVS ..... 4,160,126 14,596,789
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 409,359 6,884,182
a
South Korea  —  1 .1%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 543,723 72,746,609
a
Total Preferred Stocks — 1.4%
(Cost: $ 41,330,194 ) ................................. 94,227,580
a
Total Long-Term Investments — 99.2%
(Cost: $ 4,073,810,547 ) ............................... 6,925,142,359
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 87,687,092 87,713,398
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 22,946,881 22,946,881
a
Total Short-Term Securities — 1.6%
(Cost: $ 110,657,944 ) ................................ 110,660,279
Total Investments —  100.8%
(Cost: $ 4,184,468,491 ) ............................... 7,035,802,638
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (54,097,949)
Net Assets — 100.0% ................................. $ 6,981,704,689

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 47,441,055  $ 40,280,271
(a)
$ —  $ (8,796) $ 868  $ 87,713,398  87,687,092  $ 899,437
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,380,000  18,566,881
(a)
—  —  —  22,946,881  22,946,881  616,846  —
$ —  $ (8,796) $ 868
$ 110,660,279
$ 1,516,283  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 639 06/19/26 $ 55,865 $ 307,431

iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 814,022,965 $ 6,016,890,226 $ 1,588 $ 6,830,914,779
Preferred Stocks ......................................... 21,480,971 72,746,609 — 94,227,580
Short-Term Securities
Money Market Funds ...................................... 110,660,279 — — 110,660,279
$ 946,164,215 $ 6,089,636,835 $ 1,588 $ 7,035,802,638
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 307,431 $ — $ — $ 307,431
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)